Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statement of Stockholders' Equity [Abstract]
Cash dividends declared per ordinary share	$ 0.595	$ 0.520	$ 0.130
Unrealized (loss) gain on derivatives, net of tax	$ (5,522)	$ 4,696	$ (17,942)
Unrealized (loss) gain on short-term interest-bearing investments, net of tax	(39)	244	54
Unrealized (loss) on defined benefit plan, net of tax	$ (4,411)	$ (4,308)	$ (7,613)